CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 $ / shares
Accounts receivable, allowance | ¥	¥ 0		¥ 0
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	3,500,000,000		3,500,000,000
Ordinary shares, shares issued	430,450,490		430,450,490
Ordinary shares, shares outstanding	430,450,490		430,450,490
Series B Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		0.00001		0.00001
Convertible redeemable preferred shares, shares authorized	160,000,000		160,000,000
Convertible redeemable preferred shares, shares issued	160,000,000		160,000,000
Convertible redeemable preferred shares, shares outstanding	160,000,000		160,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 233,350		¥ 202,312
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		0.00001		0.00001
Convertible redeemable preferred shares, shares authorized	120,000,000		120,000,000
Convertible redeemable preferred shares, shares issued	120,000,000		120,000,000
Convertible redeemable preferred shares, shares outstanding	120,000,000		120,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 287,231		¥ 242,530
Series C1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		0.00001		0.00001
Convertible redeemable preferred shares, shares authorized	103,500,000		103,500,000
Convertible redeemable preferred shares, shares issued	103,500,000		103,500,000
Convertible redeemable preferred shares, shares outstanding	103,500,000		103,500,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 255,213		¥ 221,064
Series C-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		0.00001
Convertible redeemable preferred shares, shares authorized	273,360,850
Convertible redeemable preferred shares, shares issued	273,360,850
Convertible redeemable preferred shares, shares outstanding	273,360,850
Convertible redeemable preferred shares, liquidation value | ¥	¥ 595,962
Series A Non-redeemable Preferred Shares
Preferred shares, par value | $ / shares		$ 0.00001		$ 0.00001
Preferred shares, shares authorized	255,549,510		255,549,510
Preferred shares, shares issued	255,549,510		255,549,510
Preferred shares, shares outstanding	255,549,510		255,549,510